OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 3. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30, 2023	December 31, 2022

Deferred cost of goods sold	$14,000	$21,086
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	14,000	21,086
Other asset	$-	$-
Total	14,000	21,086

NOTE 4. OTHER CURRENT ASSETS

Other current assets consisted of the following:

	December 31, 2022	December 31, 2021

Deferred cost of goods sold	$21,086	$647
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	21,086	647
Other asset	$-	$-
Total	21,086	647